Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 16,128	$ 12,761	$ 10,219
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,569	3,282	2,795
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	153	126	89
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	47	56	52
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,981	1,253	976
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	8,604	7,442	5,817
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	758	586	479
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 16	$ 16	$ 11